Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment Income
Interest income	$ 2,656,201	$ 1,282,175
Dividend income		15,462
Total Investment Income	2,656,201	1,297,637
Operating Expenses
Professional fees	453,440	175,612
Payroll	556,432	301,494
Insurance	108,165	85,237
Occupancy	66,459	66,307
Director's fees	120,000	90,000
Depreciation and amortization		2,071
Other general and administrative	50,255	15,069
Total Operating Expenses	1,354,751	735,790
Net Investment Gain	1,301,450	561,847
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	4,118,001	5,330
Net change in unrealized appreciation (depreciation) on investments	(1,533,703)	1,934,794
Net Realized and Unrealized Gain (Loss) on Investments	2,584,298	1,940,124
Net Increase in Net Assets Resulting from Operations Before Taxes	3,885,748	2,501,971
Provision For Income Taxes	1,054,698	288,401
Net Increase in Net Assets Resulting from Operations	$ 2,831,050	$ 2,213,570
Net Increase in Net Assets Resulting from Operations per share:
Basic net income per share	$ 0.26	$ 0.20
Diluted net income per share	$ 0.26	$ 0.20
Weighted-average number of common shares outstanding - basic	10,789,294	10,869,054
Weighted-average number of common shares outstanding - diluted	10,789,294	10,869,054